COMMON STOCK ISSUED IN OFFERINGS (DETAILS) (USD $)	Jun. 30, 2013	Jan. 31, 2013
COMMON STOCK ISSUED IN OFFERINGS
Issue of common shares private placement offering	3,528,580	100,000
Common shares per share value	$ 5.50	$ 4.50
Gross proceeds	$ 19,407,190	$ 450,000
Net proceeds after offering costs	18,522,657	450,000
Offering costs and expenses paid	884,533
Shares of common stock issued pursuant to cashless exercise of options		6,722
Exercise of cashless options (number of options)		10,000
Exercise price per share		$ 2.00
Number of shares withheld by the company		3,278
Value of shares withheld by the company		$ 20,000
Per share value of shares withheld by the company		$ 6.10